Share capital and capital surplus	12 Months Ended
Dec. 31, 2019
Share capital and capital surplus:
Share capital and capital surplus

21.  Share capital and capital surplus

A summary of movements in the Company’s share capital is as follows:

	Number of
	shares issued and	Share
	fully paid	Capital

At 19 December 2019 and 31 December 2019	131,356,980	91

Share options

Details of the Group’s share option scheme and the share options issued are included in Note 22 to the financial statements.

Warrants

Upon consummation of the IPO, 14,375,000 public warrants and 7,750,000 private placement warrants were outstanding (Note 1).

On 27 June 2018, the Company has entered into certain forward purchase agreements with certain accredited investors, pursuant to which 4,750,000 forward purchase warrants were issued to such anchor investors in a private placement transaction prior to the Closing Date.

Each warrant entitles the holder thereof to subscribe for one ordinary share at a subscription price of US$11.50 per share, subject to adjustment, from the date that is 30 days after the first date on which the Company completed the Business Combination to the date that is 5 years after the date on which the Company completes the Business Combination. The public warrants, private placement warrants and the forward purchase warrants are all subject to the same warrant agreement, and are collectively, hereinafter referred to as "Warrant or Warrants".

Pursuant to the terms and conditions of the Warrant agreement, the Warrants are non-redeemable, and will be settled by the Company by delivering a fixed number of its own ordinary shares in exchange for a fixed amount of cash. Thus, in the opinion of management, the Warrants do not meet the definition of financial liabilities according to IAS 32 Financial Instruments: Presentation, and are classified as equity instruments. The fair value of the public warrants, private placement warrants and forward purchase warrants was nil,  nil and US$2.56, respectively, at their respective issuance dates, and were recorded in the opening capital surplus as of 19 December 2019. Subsequent changes in the fair value of the Warrants are not recognized in the consolidated financial statements.

During the periods presented, no Warrants were exercised. At the end of the Successor Period, the Company had 26,875,000 Warrants outstanding.  The exercise in full of such Warrants would, under the present capital structure of the Company, result in the issue of 26,875,000 additional shares.